Loans And Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of Detailed Information About Borrowings Explanatory
The Company’s loans and borrowings are described in Note 12 to the 2021 Annual Financial Statements. The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	March 31, 2022	December 31, 2021
Term loan (a)	$8,878,345	$9,275,683
Nations Interbanc facility 2	2,911,501	2,639,143
Debenture payable to Industry Canada	27,430	26,412
Loan payable to related party	335,129	335,860
Oracle financing	714,197	826,418
Other loans and financing	259,573	112,085
Total	$13,126,175	$13,215,601

Current	$12,480,038	$12,447,939
Non-current	$646,137	$767,662
Total 1	$13,126,175	$13,215,601

1	Note 16(b) includes the reconciliation of liabilities to cash flows arising from financing activities.
2
Nations advanced $3,053,250 under the factor and security agreement and was repaid $2,907,550 in the three months ended March 31, 2022 (three months ended March 31, 2021 - $1,516,107 advances and $2,200,370 repayments).

The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.